Related Party Transactions - Transactions with existing related parties (Details) - USD ($) $ in Thousands				9 Months Ended
	Sep. 30, 2025	Jan. 01, 2025	Aug. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Perenco | Golar debt
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	10.04%			10.04%
Higas | Loan to related party
Related Party Transaction [Line Items]
Loans and leases receivable, related parties, period increase (decrease)	$ (1,800)			$ 3,000
FLNG Holdings | Loan to related party
Related Party Transaction [Line Items]
Shareholder loan			$ 20,000
Related party transaction rate (in percentage)		22.00%	12.00%
Interest receivable	1,000			1,000
Related Party | Perenco
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives	21,976			21,976	$ 0
Related Party | Higas
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives	6,732			6,732	6,006
Accounts receivable, allowance for credit loss	1,500			1,500
Related Party | Higas | Other related party transactions
Related Party Transaction [Line Items]
Debt instrument, interest and commitment fee receivable	400			400
Related Party | Avenir
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives	0			0	1,733
Related Party | FLNG Holdings
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives	$ 0			$ 0	$ 18,621